LEASE - Lease movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LEASE
Lease term	20 years
Opening balance				R$ 1,207,189	R$ 976,115
Initial adoption		R$ 340,225
New contracts / Remeasurements	R$ 37,285	211,375
Interest Incurred	365,596	338,163
Payments	(556,876)	(547,226)
Write-offs		(111,463)
Ending balance	1,053,194	1,207,189
Current			R$ 217,321	219,484	152,122
Non-current			835,873	987,705	R$ 823,993
Total	R$ 1,053,194	R$ 1,207,189	R$ 1,053,194	R$ 1,207,189